SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of detailed information about supplemental cash flow information (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Non-cash financing activities
Fair value of options cancelled and expired	$ 59,553	$ 0	$ 0
Fair value of options exercised	13,590	50,080	10,907
Fair value of agent warrants granted	127,254	0	0
Shares issued for options exercised	37,500	0	0
Shares issued for warrants exercised	187,120	0	49,050
Share issuance costs	0	128,995	0
Non-cash investing activities:
Shares issued for acquisition	0	1,399,763	0
Shares to be issued for acquisition of inventory	22,800	0	0
Shares issued for exploration and evaluations assets	$ 0	$ 0	$ 6,000